Risk/Return Detail Data - FidelityDisruptiveETFs-ComboPRO - USD ($)			12 Months Ended					24 Months Ended
		Sep. 29, 2025	Sep. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 29, 2025
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Automation ETF | Fidelity Disruptive Automation ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		$ 628
Annual Return, Inception Date		Apr. 16, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.11%					15.11%	[1]
Annual Return [Percent]				12.11%	23.83%	(32.49%)	20.70%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Automation ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Disruptive Automation ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Disruptive Automation ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33 % of the average value of its portfolio.
Portfolio Turnover, Rate		33.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of disruptive automation companies. Fidelity's disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services. Disruptive automation companies are companies that have or are developing innovative ways of doing business that may be disruptive in the development, design, or manufacture of products, processes, or services related to the automation of tasks and to streamline and scale decision making. Companies within the disruptive automation theme include but are not limited to those companies that, in the Adviser's opinion, are engaged in designing and manufacturing automation, enabling technology, tools, or processes including robotics, artificial intelligence, machine vision, process sensors, pneumatic systems, autonomous driving & electric vehicles, and 3D printing. In pursuing this investment theme, the fund may invest in companies in any economic sector. Fidelity may consider a company to fit within the disruptive theme if it meets one or more of the following criteria: (i) the company has new and/or evolving business models that have the potential to transform an industry or challenge incumbents, (ii) the company is early to market with a product or solution that has the potential to substantially impact the industry, (iii) the company possesses competitive advantages that set it apart from its competitors, (iv) the company issues patents for innovative products or services with high potential impact in the market, or (v) the company's long-term financial outlook is positioned to benefit substantially from innovation and research and development conducted by the company. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Effective June 9, 2023, Fidelity ® Disruptive Automation Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to June 9, 2023 reflects that of Fidelity ® Disruptive Automation Fund, a class of shares of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		6.99%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2023
Highest Quarterly Return		18.65%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(21.35%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Automation ETF | After Taxes on Distributions | Fidelity Disruptive Automation ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.12%					14.95%	[1]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Automation ETF | After Taxes on Distributions and Sales | Fidelity Disruptive Automation ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.33%					12.16%	[1]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Automation ETF | IXXHX
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI All Country World Industrials Equal Weighted Index
Average Annual Return, Percent			8.93%					11.77%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Automation ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%					15.49%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | Fidelity Disruptive Communications ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		$ 628
Annual Return, Inception Date		Apr. 16, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			28.13%					15.90%	[2]
Annual Return [Percent]				28.13%	48.81%	(39.25%)	11.25%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Disruptive Communications ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Disruptive Communications ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate		23.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of disruptive communications companies. Fidelity's disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services. Disruptive communications companies are companies that have or are developing innovative ways of doing business that may be disruptive in the development, production, or distribution of products, processes, or services in communications. Companies within the disruptive communications theme include but are not limited to those companies that, in the Adviser's opinion, are engaged in social media, interactive gaming, streaming services, metaverse/web 3.0, next generation digital infrastructure, and connected devices (e.g., 5G communications, cloud networking). In pursuing this investment theme, the fund may invest in companies in any economic sector. Fidelity may consider a company to fit within the disruptive theme if it meets one or more of the following criteria: (i) the company has new and/or evolving business models that have the potential to transform an industry or challenge incumbents, (ii) the company is early to market with a product or solution that has the potential to substantially impact the industry, (iii) the company possesses competitive advantages that set it apart from its competitors, (iv) the company issues patents for innovative products or services with high potential impact in the market, or (v) the company's long-term financial outlook is positioned to benefit substantially from innovation and research and development conducted by the company. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Effective June 9, 2023, Fidelity ® Disruptive Communications Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to June 9, 2023 reflects that of Fidelity ® Disruptive Communications Fund, a class of shares of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		17.16%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2023
Highest Quarterly Return		20.42%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(24.16%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | After Taxes on Distributions | Fidelity Disruptive Communications ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			28.11%					15.34%	[2]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | After Taxes on Distributions and Sales | Fidelity Disruptive Communications ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.67%					12.56%	[2]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%					15.49%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | IXXHY
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI All Country World Communication Services Equal Weighted Index
Average Annual Return, Percent			4.61%					3.38%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Finance ETF | Fidelity Disruptive Finance ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		$ 628
Annual Return, Inception Date		Apr. 16, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			26.64%					17.42%	[3]
Annual Return [Percent]				26.64%	14.98%	(24.79%)	23.09%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Finance ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Disruptive Finance ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Disruptive Finance ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22 % of the average value of its portfolio.
Portfolio Turnover, Rate		22.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of disruptive finance companies. Fidelity's disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services. Disruptive finance companies are companies that have or are developing innovative ways of doing business that may be disruptive in providing financial services, including banking, insurance, investment management and mortgage services. Companies within the disruptive finance theme include but are not limited to those companies that, in the Adviser's opinion, are engaged in digital solutions to deliver more cost effective, efficient, and customized financial services such as blockchain enabled financial services, digital payments, data processing, AI-enabled finance and other disruptive lending and insurance business models. In pursuing this investment theme, the fund may invest in companies in any economic sector. Although the fund may invest across economic sectors, the fund concentrates its investments in the finance industries. Fidelity may consider a company to fit within the disruptive theme if it meets one or more of the following criteria: (i) the company has new and/or evolving business models that have the potential to transform an industry or challenge incumbents, (ii) the company is early to market with a product or solution that has the potential to substantially impact the industry, (iii) the company possesses competitive advantages that set it apart from its competitors, (iv) the company issues patents for innovative products or services with high potential impact in the market, or (v) the company's long-term financial outlook is positioned to benefit substantially from innovation and research and development conducted by the company. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Effective June 9, 2023, Fidelity ® Disruptive Finance Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to June 9, 2023 reflects that of Fidelity ® Disruptive Finance Fund, a class of shares of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		4.88%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		16.65%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(21.44%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Finance ETF | After Taxes on Distributions | Fidelity Disruptive Finance ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			26.40%					16.76%	[3]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Finance ETF | After Taxes on Distributions and Sales | Fidelity Disruptive Finance ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			15.91%					13.92%	[3]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Finance ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%					15.49%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Finance ETF | IXXIL
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI All Country World Financials Equal Weighted Index
Average Annual Return, Percent			19.69%					15.95%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Medicine ETF | Fidelity Disruptive Medicine ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		$ 628
Annual Return, Inception Date		Apr. 16, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.45%					2.79%	[4]
Annual Return [Percent]				2.45%	1.36%	(21.71%)	10.99%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Medicine ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Disruptive Medicine ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Disruptive Medicine ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30 % of the average value of its portfolio.
Portfolio Turnover, Rate		30.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of disruptive medicine companies. Fidelity's disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services. Disruptive medicine companies are companies that have or are developing innovative ways of doing business that may be disruptive in the development, design, manufacture, or distribution of products, processes, or services in the medical field. Companies within the disruptive medicine theme include but are not limited to those companies that, in the Adviser's opinion, are engaged in robotic surgery, cell and gene therapy, genomics, rare diseases, medical devices and equipment, immunotherapy, technology-based health care platforms, precision medicine, advanced diagnostics and consumer wellness. In pursuing this investment theme, the fund may invest in companies in any economic sector. Although the fund may invest across economic sectors, the fund concentrates its investments in the health care industries. Fidelity may consider a company to fit within the disruptive theme if it meets one or more of the following criteria: (i) the company has new and/or evolving business models that have the potential to transform an industry or challenge incumbents, (ii) the company is early to market with a product or solution that has the potential to substantially impact the industry, (iii) the company possesses competitive advantages that set it apart from its competitors, (iv) the company issues patents for innovative products or services with high potential impact in the market, or (v) the company's long-term financial outlook is positioned to benefit substantially from innovation and research and development conducted by the company. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Effective June 9, 2023, Fidelity ® Disruptive Medicine Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to June 9, 2023 reflects that of Fidelity ® Disruptive Medicine Fund, a class of shares of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		(2.80%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		9.63%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.20%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Medicine ETF | After Taxes on Distributions | Fidelity Disruptive Medicine ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			2.30%					2.61%	[4]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Medicine ETF | After Taxes on Distributions and Sales | Fidelity Disruptive Medicine ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.49%					2.09%	[4]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Medicine ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%					15.49%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Medicine ETF | IXXIM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI All Country World Healthcare Equal Weighted Index
Average Annual Return, Percent			(3.50%)					1.31%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Technology ETF | Fidelity Disruptive Technology ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		$ 628
Annual Return, Inception Date		Apr. 16, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.39%					15.61%	[5]
Annual Return [Percent]				24.39%	55.54%	(47.50%)	9.93%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Technology ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Disruptive Technology ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Disruptive Technology ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37 % of the average value of its portfolio.
Portfolio Turnover, Rate		37.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of disruptive technology companies. Fidelity's disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services. Disruptive technology companies are companies that have or are developing innovative ways of doing business that may be disruptive in the development, design, manufacture, or distribution of technology products, processes, or services. Companies within the disruptive technology theme include but are not limited to those companies that, in the Adviser's opinion, are engaged in big data, machine learning, artificial intelligence, cloud computing/software as a service (SaaS), cybersecurity, ecommerce and consumer technologies, rideshare, battery technology, and next generation hardware. In pursuing this investment theme, the fund may invest in companies in any economic sector. Fidelity may consider a company to fit within the disruptive theme if it meets one or more of the following criteria: (i) the company has new and/or evolving business models that have the potential to transform an industry or challenge incumbents, (ii) the company is early to market with a product or solution that has the potential to substantially impact the industry, (iii) the company possesses competitive advantages that set it apart from its competitors, (iv) the company issues patents for innovative products or services with high potential impact in the market, or (v) the company's long-term financial outlook is positioned to benefit substantially from innovation and research and development conducted by the company. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Effective June 9, 2023, Fidelity ® Disruptive Technology Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to June 9, 2023 reflects that of Fidelity ® Disruptive Technology Fund, a class of shares of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		10.65%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2023
Highest Quarterly Return		22.43%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(30.32%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Technology ETF | After Taxes on Distributions | Fidelity Disruptive Technology ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			24.39%					15.40%	[5]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Technology ETF | After Taxes on Distributions and Sales | Fidelity Disruptive Technology ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.44%					12.50%	[5]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Technology ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%					15.49%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Technology ETF | IXXIP
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI All Country World Information Technology Equal Weighted Index
Average Annual Return, Percent			9.75%					10.40%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF | Fidelity Disruptors ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses	[6]	0.50%
Expenses (as a percentage of Assets)	[7]	0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		$ 628
Annual Return, Inception Date		Apr. 16, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.55%					14.05%	[8]
Annual Return [Percent]				19.55%	28.58%	(33.37%)	15.20%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Disruptors ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Disruptors ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5 % of the average value of its portfolio.
Portfolio Turnover, Rate		5.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing assets in a combination of five Fidelity® funds, each of which normally invests in equity securities of companies that represent a disruptive theme. Fidelity® Disruptive Automation ETF normally invests at least 80% of assets in securities of disruptive automation companies, which are companies that have or are developing innovative ways of doing business that may be disruptive in the development, design, or manufacture of products, processes, or services related to the automation of tasks and to streamline and scale decision making. These companies include but are not limited to companies that, in the Adviser's opinion, are engaged in designing and manufacturing automation, enabling technology, tools, or processes including robotics, artificial intelligence, machine vision, process sensors, pneumatic systems, autonomous driving & electric vehicles, and 3D printing. Fidelity® Disruptive Communications ETF normally invests at least 80% of assets in securities of disruptive communications companies, which are companies that have or are developing innovative ways of doing business that may be disruptive in the development, production, or distribution of products, processes, or services in communications. These companies include but are not limited to companies that, in the Adviser's opinion, are engaged in social media, interactive gaming, streaming services, metaverse/web 3.0, next generation digital infrastructure, and connected devices (e.g., 5G communications, cloud networking). In pursuing this investment theme, the fund may invest in companies in any economic sector. Fidelity® Disruptive Finance ETF normally invests at least 80% of assets in securities of disruptive finance companies, which are companies that have or are developing innovative ways of doing business that may be disruptive in providing financial services, including banking, insurance, investment management and mortgage services. These companies include but are not limited to companies that, in the Adviser's opinion, are engaged in digital solutions to deliver more cost effective, efficient, and customized financial services such as blockchain enabled financial services, digital payments, data processing, AI-enabled finance and other disruptive lending and insurance business models. Fidelity® Disruptive Medicine ETF normally invests at least 80% of assets in securities of disruptive medicine companies, which are companies that have or are developing innovative ways of doing business that may be disruptive in the development, design, manufacture, or distribution of products, processes, or services in the medical field. These companies include but are not limited to companies that, in the Adviser's opinion, are engaged in robotic surgery, cell and gene therapy, genomics, rare diseases, medical devices and equipment, immunotherapy, technology-based health care platforms, precision medicine, advanced diagnostics and consumer wellness. Fidelity® Disruptive Technology ETF normally invests at least 80% of assets in securities of disruptive technology companies, which are companies that have or are developing innovative ways of doing business that may be disruptive in the development, design, manufacture, or distribution of technology products, processes, or services. These companies include but are not limited to companies that, in the Adviser's opinion, are engaged in big data, machine learning, artificial intelligence, cloud computing/software as a service (SaaS), cybersecurity, ecommerce and consumer technologies, rideshare, battery technology, and next generation hardware. Fidelity's disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Effective June 16, 2023, Fidelity ® Disruptors Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to June 16, 2023 reflects that of Fidelity ® Disruptors Fund, a class of shares of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		7.34%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		16.11%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(22.68%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF | After Taxes on Distributions | Fidelity Disruptors ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			19.44%					13.86%	[8]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF | After Taxes on Distributions and Sales | Fidelity Disruptors ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.63%					11.20%	[8]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%					15.49%
Document Type		485BPOS
Registrant Name		Fidelity Covington Trust

[1]	A From April 16, 2020 .
[2]	A From April 16, 2020 .
[3]	A From April 16, 2020 .
[4]	A From April 16, 2020 .
[5]	A From April 16, 2020 .
[6]	A The fund invests solely in certain underlying Fidelity® funds, all of which have an expense ratio of 0.50%. Accordingly, acquired fund fees and expenses are not expected to fluctuate.
[7]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[8]	A From April 16, 2020 .